SCHEDULE OF LONG-TERM INVESTMENT (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Long term investment		$ 40,603
Equity Security - Compulsorily Convertible Debenture [Member]
Net Investment Income [Line Items]
Long term investment		$ 40,603